Investments and Derivative Instruments (Non-qualifying Strategies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest rate swaps, caps, floors and forwards [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	$ (5)		$ 26		$ 20
Foreign currency swaps and forwards [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	4		10		1
3 Win Related Foreign Currency Swaps [Member] | JAPAN [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(268)	[1]	(300)	[1]	31	[1]
Fixed annuity hedging instruments [Member] | JAPAN [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(207)	[2]	(178)	[2]	109	[2]
Credit Derivatives that Purchase Credit Protection [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(20)		(19)		(8)
Credit Derivatives that Assume Credit Risk [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	46		204		(141)
Equity index swaps and options [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(22)		(31)		(67)
GMWB product derivatives [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	1,306		1,430		(780)
GMWB Reinsurance [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(192)		(280)		131
GMWB hedging instruments [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(852)		(631)		252
Macro Hedge Program [Member] | U.S. [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(234)		(340)		(216)
International program hedging instruments [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	(963)		(1,145)		639
GMAB, GMWB, and GMIB Reinsurance Contracts [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	1,107		1,233		(326)
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Derivative Instruments Gain (Loss) [Line Items]
Pre-tax realized gains	$ (1,405)		$ (1,901)		$ 375

[1]	he associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	he associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.